GOODWILL - Schedule of Changes in Goodwill (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Reconciliation of changes in goodwill [abstract]
Beginning balance	$ 28,662	$ 20,227
Acquisitions through business combinations	7,211	9,581
Impairment losses	(659)	(121)
Foreign currency translation and other	(303)	(1,025)
Ending balance	34,911	28,662
Costs
Reconciliation of changes in goodwill [abstract]
Beginning balance	29,767	21,216
Impairment losses	0	0
Foreign currency translation and other	(220)	(1,030)
Ending balance	36,758	29,767
Accumulated Impairment
Reconciliation of changes in goodwill [abstract]
Beginning balance	(1,105)	(989)
Acquisitions through business combinations	0	0
Impairment losses	659	121
Foreign currency translation and other	(83)	5
Ending balance	$ (1,847)	$ (1,105)